Depreciation, amortization, shipping and handling expenses - Summary of Depreciation and Amortization (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2020 CNY (¥)
COVID - 19 [Member]
Disclosure of income statement [line items]
Rent Rebate Income	¥ 0.2